Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Hardware, installation and other revenues	$ 499,278	$ 934,916	$ 1,001,935	$ 1,839,847	$ 3,248,091	$ 2,944,827
Software license/subscription revenues	747,313	644,675	1,415,542	1,227,564	2,662,237	1,780,790
Total Revenues	1,246,591	1,579,591	2,417,477	3,067,411	5,910,328	4,725,617
COST OF REVENUES
Hardware and other costs	366,703	799,361	820,045	1,497,268	2,571,359	2,509,072
Software license/subscriptions	321,494	270,653	625,186	529,159	1,073,136	959,768
Total Cost of Revenues	688,197	1,070,014	1,445,231	2,026,427	3,644,495	3,468,840
GROSS PROFIT	558,394	509,577	972,246	1,040,984	2,265,833	1,256,777
OPERATING EXPENSES
Research and development	459,547	377,667	945,167	894,671	1,952,786	2,157,597
Sales and marketing	450,822	332,044	815,189	649,001	1,408,659	1,289,892
General and administrative	589,214	360,556	1,004,418	794,074	2,960,262	1,395,118
Total Operating Expenses	1,499,583	1,070,267	2,764,774	2,337,746	6,321,707	4,842,607
LOSS FROM OPERATIONS	(941,189)	(560,690)	(1,792,528)	(1,296,762)	(4,055,874)	(3,585,830)
OTHER INCOME (EXPENSE)
Interest income	0	0	0	0	9,700	7
Interest expense	(170,177)	(44,829)	(238,910)	(55,531)	(177,293)	(29,033)
Total Other Income (Expense)	(170,177)	(44,829)	(238,910)	(55,531)	(167,593)	(29,026)
NET LOSS BEFORE INCOME TAXES	(1,111,366)	(605,519)	(2,031,438)	(1,352,293)	(4,223,467)	(3,614,856)
INCOME TAXES	0	0	0	0	0	0
NET LOSS	(1,111,366)	(605,519)	(2,031,438)	(1,352,293)	(4,223,467)	(3,614,856)
Series B preferred stock dividend	(2,553)	(1,130)	(17,943)	(27,020)	(33,693)	(105,000)
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	(23,625)	(25,048)	(34,125)	(25,048)	(71,307)	0
Cost of Series B warrants extension	0	0	0	0	0	(120,000)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,137,544)	$ (631,697)	$ (2,083,506)	$ (1,404,361)	$ (4,328,467)	$ (3,839,856)
LOSS PER COMMON SHARE - BASIC & DILUTED (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ 0.01	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED (in Shares)	202,764,184	176,394,996	202,456,062	175,791,435	182,986,709	173,799,481